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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDED March 31, 1999
                                                 --------------

                           Swiss Helvetia Fund, Inc.
-------------------------------------------------------------------------------
               (Name of registered closed-end investment company)

-------------------------------------------------------------------------------------------------------------------
                                                                      Approximate Asset
  Date of                              Number of         Price       Value or Approximate            Name of Seller
   Each           Identification        Shares            Per      Asset Coverage Per Share              or of
Transaction        of Security         Purchased         Share       at Time of Purchase             Seller's Broker
--------------------------------------------------------------------------------------------------------------------
3/4/99         Swiss Helvetia Fund
                (Cusip-870875101)       1000            14.3125             17.6                         NYSE
3/8/99              (same)              3800            14.5625             17.86                        NYSE
3/9/99              (same)              3600            14.6424             17.93                        NYSE
3/10/99             (same)              5500            14.7727             17.96                        NYSE
3/11/99             (same)              1000            14.875              17.96                        NYSE
3/11/99             (same)              4800            14.8125             17.96                        NYSE
3/12/99             (same)              5800            15                  18.01                        NYSE
3/15/99             (same)              5800            14.7317             17.96                        NYSE
3/16/99             (same)              4600            14.841              17.87                        NYSE
3/17/99             (same)              6200            14.7429             18.12                        NYSE
**Please see Exhibit No. 1 attached**
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

REMARKS:                                  Swiss Helvetia Fund, Inc.
                                    ---------------------------------------
                                            Name of Registrant

                                 By   /s/ Rudolf S. Millisits
                                    ---------------------------------------
                                                 (Name)

Date of Statement:  April 5, 1999                Vice President
                  -------------------        ------------------------------

Potention persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
                                                                SEC 1580 (5-97)
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Exhibit No. 1 referring to report on Form N-23C-1 dated March 31, 1999.

-------------------------------------------------------------------------------------------------------------------
                                                                      Approximate Asset
  Date of                              Number of         Price       Value or Approximate            Name of Seller
   Each           Identification        Shares            Per      Asset Coverage Per Share              or of
Transaction        of Security         Purchased         Share       at Time of Purchase             Seller's Broker
--------------------------------------------------------------------------------------------------------------------
3/18/99         Swiss Helvetia Fund
                (Cusip-870875101)       6600            14.75               18.03                        NYSE
3/22/99             (same)               600            14.6875             17.82                        NYSE
3/23/99             (same)              7300            14.6875             17.57                        NYSE



Total                                 56,600





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